Financial Risk Management Objectives and Policies - Summary of Indebtedness Related to Working Capital Denominated in Foreign Currency Designated as Hedge Accounting (Exchanging Exposure for Local Currency) Contracted (Detail)
R$ in Thousands, $ in Millions
	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about hedged items [line items]
Fair Value - hedge instrument	R$ (317,787)	R$ (266,404)
Debt Considering Hedge
Working capital [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount - hedge item	1,727,882
Fair Value - hedge instrument	(303,507)
Debt Considering Hedge	R$ 1,424,375
Working capital [member] | Interest rate swap contract [member]
Disclosure of detailed information about hedged items [line items]
Nominal amount		98,940	$ 30
Nominal amount		R$ 98,940	30
Working capital [member] | Interest Rate Swap And Foreign Exchange Risk [Member]
Disclosure of detailed information about hedged items [line items]
Type of hedge	Fair value hedge
Hedged Item	Principal & Interest on 4.131 Transaction
Hedge Instrument	IRS - Interest Rate Swap (receives US Libor3M + spread & pays 108% CDI)
Carrying amount - hedge item	R$ 121,968
Fair Value - hedge instrument	(20,747)
Debt Considering Hedge	R$ 101,221
Working capital [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedged items [line items]
Type of hedge	Cash Flow Hedge
Hedged Item	Principal US$ on Senior Notes Azul LLP
Hedge Instrument	Currency Options - Floor 3,2865 Cap 4,7500
Nominal amount | $			400
Carrying amount - hedge item	R$ 1,605,914
Nominal amount | $			$ 400
Fair Value - hedge instrument	(282,760)
Debt Considering Hedge	R$ 1,323,154
Working capital [member] | Interbank certificate of deposit rate CDI [member]
Disclosure of detailed information about hedged items [line items]
Borrowings interest rate	108.00%